ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS (Tables)	12 Months Ended
Dec. 31, 2018
ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS
Schedule of the environment rehabilitation obligation funds
Figures in million - SA rand	Note	2018	2017	2016
Balance at beginning of the year		3,492.4	3,100.5	2,413.9
Contributions		63.0	114.5	74.7
Interest income		223.5	230.4	168.2
Fair value (loss)/gain[1]		(24.9)	46.5	11.1
Environmental rehabilitation obligation funds on acquisition of subsidiaries	13	244.7	0.5	432.6
Balance at end of the year		3,998.7	3,492.4	3,100.5

Environmental rehabilitation obligation funds comprise of the following:
Restricted cash[2]		633.9	483.8	352.3
Funds		3,364.8	3,008.6	2,748.2

[1] The environmental rehabilitation trust fund includes equity-linked investments that are fair valued at each reporting date.

[2] The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals and Resources for environmental rehabilitation obligations.

Disclosure of fair value of financial instruments [text block]

Figures in million - SA rand	2018	2017	2016
Level 1	3,634.0	3,117.6	2,630.6
Level 2	364.7	374.8	469.9